Nature of Operations and Significant Accounting Policies - Balances and changes in DAC (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Change in deferred acquisition costs
Beginning balance, Deferred acquisition costs	$ 3,939.2		$ 3,822.3
Amortized to expense	(388.7)	$ (385.7)	(372.2)
Ending balance, Deferred acquisition costs	3,926.5	3,939.2
Retirement and Income Solutions
Change in deferred acquisition costs
Beginning balance, Deferred acquisition costs	930.0		964.4
Amortized to expense	(95.9)	(101.0)	(107.0)
Ending balance, Deferred acquisition costs	918.9	930.0
Benefits and Protection
Change in deferred acquisition costs
Beginning balance, Deferred acquisition costs	3,009.2		2,857.9
Amortized to expense	(292.8)	(284.7)	(265.2)
Ending balance, Deferred acquisition costs	3,007.6	3,009.2
Workplace savings and retirement solutions | Retirement and Income Solutions
Change in deferred acquisition costs
Beginning balance, Deferred acquisition costs	498.0	489.0	477.2
Costs deferred	48.1	48.3	50.1
Amortized to expense	(39.7)	(39.3)	(38.3)
Ending balance, Deferred acquisition costs	506.4	498.0	489.0
Individual variable annuities | Retirement and Income Solutions
Change in deferred acquisition costs
Beginning balance, Deferred acquisition costs	278.0	281.2	281.9
Costs deferred	27.4	22.5	26.4
Amortized to expense	(25.9)	(25.7)	(27.1)
Ending balance, Deferred acquisition costs	279.5	278.0	281.2
Pension risk transfer | Retirement and Income Solutions
Change in deferred acquisition costs
Beginning balance, Deferred acquisition costs	8.1	2.7
Costs deferred	7.9	5.6	2.7
Amortized to expense	(0.6)	(0.2)
Ending balance, Deferred acquisition costs	15.4	8.1	2.7
Individual fixed deferred annuities | Retirement and Income Solutions
Change in deferred acquisition costs
Beginning balance, Deferred acquisition costs	131.0	162.2	192.7
Costs deferred			7.6
Amortized to expense	(24.9)	(31.2)	(38.1)
Ending balance, Deferred acquisition costs	106.1	131.0	162.2
Investment only | Retirement and Income Solutions
Change in deferred acquisition costs
Beginning balance, Deferred acquisition costs	14.9	18.1	12.6
Costs deferred	1.3	1.4	9.1
Amortized to expense	(4.7)	(4.6)	(3.6)
Ending balance, Deferred acquisition costs	11.5	14.9	18.1
Individual disability | Benefits and Protection | Specialty Benefits
Change in deferred acquisition costs
Beginning balance, Deferred acquisition costs	626.1	580.7	529.8
Costs deferred	86.7	87.6	89.8
Amortized to expense	(45.1)	(42.2)	(38.9)
Ending balance, Deferred acquisition costs	667.7	626.1	580.7
Universal life | Benefits and Protection | Life Insurance
Change in deferred acquisition costs
Beginning balance, Deferred acquisition costs	1,569.7	1,596.2	1,608.3
Costs deferred	70.7	70.6	84.3
Amortized to expense	(95.1)	(97.1)	(96.4)
Ending balance, Deferred acquisition costs	1,545.3	1,569.7	1,596.2
Term life | Benefits and Protection | Life Insurance
Change in deferred acquisition costs
Beginning balance, Deferred acquisition costs	685.7	678.9	607.9
Costs deferred	55.0	66.7	126.5
Amortized to expense	(61.9)	(59.9)	(55.5)
Ending balance, Deferred acquisition costs	678.8	685.7	678.9
Participating life | Benefits and Protection | Life Insurance
Change in deferred acquisition costs
Beginning balance, Deferred acquisition costs	93.0	102.3	111.9
Costs deferred	1.4	1.4	1.9
Amortized to expense	(9.7)	(10.7)	(11.5)
Ending balance, Deferred acquisition costs	$ 84.7	$ 93.0	$ 102.3